REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES - Cost of sales (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Personnel expenses			€ (17,983)	€ (17,545)	€ (16,690)
Material expenses			(24,911)	(21,821)	(35,767)
Depreciation/amortization			(3,006)	(5,209)	(4,904)
Other expenses			(5,028)	(4,217)	(6,488)
Total cost of sales	€ (36,227)	€ (18,539)	€ (50,928)	€ (48,791)	€ (63,849)